S000095312 [Member] Investment Objectives and Goals - S000095312 [Member]	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia Research Enhanced Mid Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Research Enhanced Mid Cap ETF (the Fund) seeks long-term capital appreciation.